Cover	Nov. 09, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 09, 2021
Entity Registrant Name	Diversicare Healthcare Services, Inc.
Entity Incorporation, State	DE
Entity File Number	001-12996
Entity Tax Identification Number	62-1559667
Entity Address, Street Address	1621 Galleria Boulevard
Entity Address, City	Brentwood
Entity Address, State	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	771-7575
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	DVCR
Entity Emerging Growth Company	false
Entity Central Index Key	0000919956
Amendment Flag	false